Related parties	12 Months Ended
Nov. 30, 2023
Related party transactions [abstract]
Related parties
28.	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer, the Senior Vice President and Chief Financial Officer, the Global Commercial Officer and the Senior Vice President and Chief Medical Officer.
Key management personnel compensation comprises:

	2023	2022	2021

Short-term employee benefits	$3,259	$3,191	$2,690

Post-employment benefits	95	86	72

Share-based compensation	1,355	2,078	1,243

	$4,709	$5,355	$4,005

As at November 30, 2023, the key management personnel controlled 1.1% (2022 – 0.8%) of the voting shares of the Company.